Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0002042320
Registrant Name	ALPHA ONE INC.
Registration File Number	333-282941
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A